Note 2 - Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans on Nonaccrual Status	$ 0	$ 1,333
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans on Nonaccrual Status	0	1,022
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans on Nonaccrual Status	0	311
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans on Nonaccrual Status	0	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans on Nonaccrual Status	0	0
Commercial Portfolio Segment [Member]
Loans on Nonaccrual Status	0	0
Agricultural Installment and Other Portfolio Segment [Member]
Loans on Nonaccrual Status	$ 0	$ 0